CONSOLIDATED AND COMBINED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Revenue	$ 279,217	$ 331,046	$ 319,018
Cost of sales
Voyage expenses	(83,441)	(149,444)	(151,705)
Vessel operating costs	(47,477)	(33,889)	(32,657)
Charter hire costs	(38,220)	(61,668)	(100,648)
Depreciation of ships, drydocking and plant and equipment– owned assets	(23,849)	(17,529)	(14,094)
Depreciation of ships and ship equipment – right-of-use assets	(26,413)	(30,449)	0
Other expenses	(980)	(697)	(1,146)
Cost of ship sale	(43,731)	(16,844)	(7,675)
Gross profit	15,106	20,526	11,093
Other operating (expense) income	(11,734)	(23,559)	6,022
Administrative expense	(24,608)	(28,412)	(31,599)
Share of losses of joint ventures	(945)	(1,420)	(454)
Impairment loss recognised on financial assets	(1,823)	0	(1,583)
Interest income	565	1,979	3,787
Interest expense	(16,938)	(11,916)	(6,517)
Loss before taxation	(40,377)	(42,802)	(19,251)
Income tax	(723)	(685)	(1,389)
Loss for the year	(41,100)	(43,487)	(20,640)
Items that will not be reclassified subsequently to profit or loss
Remeasurement of defined benefit obligation	39	(42)	8
Other comprehensive income that will not be reclassified to profit or loss, net of tax	39	(42)	8
Items that may be reclassified subsequently to profit or loss
Exchange differences arising on translation of foreign operations	(6,227)	761	(6,656)
Reclassification of translation reserve to profit or loss arising from loss of control of businesses	0	0	(1,063)
Net fair value gain (loss) on hedging instruments entered into for cash flow hedges	285	1,040	(852)
Other comprehensive (loss) income for the year, net of income tax	(5,942)	1,801	(8,571)
Other comprehensive (loss) income for the year, net of income tax	(5,903)	1,759	(8,563)
Total comprehensive loss for the year	(47,003)	(41,728)	(29,203)
Loss for the year attributable to:
Owners of the Company	(38,795)	(43,487)	(20,640)
Non-controlling interests	(2,305)	0	0
Loss for the year	(41,100)	(43,487)	(20,640)
Total comprehensive loss for the year attributable to:
Owners of the Company	(44,698)	(41,728)	(29,203)
Non-controlling interests	(2,305)	0	0
Total comprehensive loss for the year	$ (47,003)	$ (41,728)	$ (29,203)
Loss per share attributable to the owners of the Company:
Basic and diluted	$ (2.05)	$ (2.29)	$ (1.08)